PROPERTY AND EQUIPMENT, NET	9 Months Ended
Sep. 30, 2017
PROPERTY AND EQUIPMENT, NET.
PROPERTY AND EQUIPMENT, NET

5 PROPERTY AND EQUIPMENT, NET

        Property and equipment consisted of the following:

	As of December 31, 2016	As of September 30, 2017
At cost:
Buildings	1,652,641	2,227,168
Data center equipment	1,349,069	1,712,577
Leasehold improvement	1,202,979	1,700,203
Furniture and office equipment	31,270	35,331
Vehicles	3,199	3,397

	4,239,158	5,678,676
Less: Accumulated depreciation	(613,658)	(857,006)

	3,625,500	4,821,670
Construction in progress	697,391	1,547,160

Property and equipment, net	4,322,891	6,368,830

(1)	The carrying amounts of the Company's property and equipment acquired under capital leases and other financing arrangement at the respective balance sheet dates were as follows:

	As of December 31, 2016	As of September 30, 2017
At cost:
Buildings (note)	1,286,079	1,964,535
Data center equipment	26,375	12,718

	1,312,454	1,977,253
Less: Accumulated depreciation	(64,151)	(114,827)

	1,248,303	1,862,426

Note:	This item included those buildings under construction, of RMB313,721 and RMB419,177, respectively, as of December 31, 2016 and September 30, 2017.

(2)

Depreciation of property and equipment (including assets acquired under capital leases and other financing arrangement) was RMB146,016 and RMB244,898 for the nine-month periods ended September 30, 2016 and 2017, respectively, and included in the following captions:

	Nine-month periods ended September 30,
	2016	2017
Cost of revenue	142,553	239,581
General and administrative expenses	3,063	4,895
Research and development expenses	400	422

	146,016	244,898

(3)

Interest costs that are directly attributable to the construction of an asset which necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of that asset. A reconciliation of total interest costs to "Interest expenses" as reported in the condensed consolidated statements of operations is as follows:

	Nine-month periods ended September 30,
	2016	2017
Total interest costs	228,636	312,574
Less: interest costs capitalized	(47,300)	(38,191)

Interest expenses	181,336	274,383